Schedule of Investments (unaudited)	iShares® MSCI Global Sustainable Development Goals ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
CSL Ltd.	16,597	$3,106,764
Vicinity Ltd.	451,483	590,169
		3,696,933
Austria — 0.4%
Verbund AG	14,416	1,183,654

Belgium — 4.3%
Argenx SE(a)	1,002	370,587
Elia Group SA/NV	9,879	1,006,211
Umicore SA	546,836	10,830,768
		12,207,566
Brazil — 0.8%
BRF SA(a)	611,792	2,164,790

Canada — 2.9%
Northland Power Inc.	51,427	879,159
RioCan REIT	22,105	280,418
Saputo Inc.	197,805	4,002,687
West Fraser Timber Co. Ltd.	37,365	2,989,035
		8,151,299
Chile — 0.8%
Empresas CMPC SA	1,041,934	2,180,433

China — 11.8%
Akeso Inc.(a)(b)	24,000	135,512
Anjoy Foods Group Co. Ltd., Class A	6,600	82,533
BeiGene Ltd.(a)	27,421	313,414
Beijing Enterprises Water Group Ltd.	3,528,000	1,126,926
China Longyuan Power Group Corp. Ltd., Class H	1,438,000	1,313,958
China Medical System Holdings Ltd.	5,140	4,352
China Mengniu Dairy Co. Ltd.	2,113,000	3,896,441
China Railway Signal & Communication Corp. Ltd.,
Class A	124,429	94,012
China Three Gorges Renewables Group Co. Ltd.,
Class A	298,500	191,943
Chongqing Zhifei Biological Products Co. Ltd., Class A	24,500	110,652
Contemporary Amperex Technology Co. Ltd., Class A	112,420	3,052,439
CSPC Pharmaceutical Group Ltd.	497,520	422,977
Flat Glass Group Co. Ltd., Class A	34,600	117,616
Flat Glass Group Co. Ltd., Class H	33,000	67,038
Hansoh Pharmaceutical Group Co. Ltd.(b)	30,000	61,701
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	7,100	24,987
Henan Shuanghui Investment & Development Co. Ltd.,
Class A	98,600	343,651
Hengan International Group Co. Ltd.	362,500	1,265,423
Hengdian Group DMEGC Magnetics Co.Ltd.	38,100	72,774
Innovent Biologics Inc.(a)(b)	38,000	171,983
Kingdee International Software Group Co. Ltd.(a)	277,000	285,217
Li Auto Inc.(a)	922,844	9,339,502
New Oriental Education & Technology Group Inc.(a)	334,900	2,669,905
Nongfu Spring Co. Ltd., Class H(b)	81,600	434,485
Seres Group Co. Ltd., NVS(a)	12,300	150,565
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	7,100	17,745
Sungrow Power Supply Co. Ltd., Class A	24,000	326,042
Tingyi Cayman Islands Holding Corp.	1,114,000	1,360,877
Xinyi Solar Holdings Ltd.	2,384,000	1,577,577
XPeng Inc., Class A(a)(c)	605,432	2,511,984
Yadea Group Holdings Ltd.(b)	526,000	841,585
Yihai Kerry Arawana Holdings Co. Ltd., Class A	61,000	252,402
Security	Shares	Value

China (continued)
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	188,700	$689,919
		33,328,137
Denmark — 8.5%
Genmab A/S(a)	2,006	566,211
Novo Nordisk A/S, Class B	53,669	7,271,509
Orsted A/S(a)(b)	55,363	3,395,786
Rockwool A/S, Class B	3,736	1,571,887
Vestas Wind Systems A/S(a)	403,926	11,333,504
		24,138,897
France — 4.5%
Alstom SA(c)	397,874	7,831,654
Covivio SA/France	14,484	753,841
Gecina SA	3,362	362,885
Ipsen SA	2,242	294,118
Klepierre SA	50,269	1,459,103
Unibail-Rodamco-Westfield, New	21,970	1,935,772
		12,637,373
Germany — 2.6%
LEG Immobilien SE	17,139	1,524,242
Vonovia SE	186,710	5,869,342
		7,393,584
Hong Kong — 5.1%
Henderson Land Development Co. Ltd.	239,000	747,822
Link REIT	248,520	1,047,863
MTR Corp. Ltd.	432,000	1,467,970
Swire Properties Ltd.	197,600	363,442
WH Group Ltd.(b)	15,689,000	10,691,358
		14,318,455
India — 0.8%
Adani Green Energy Ltd.(a)	6,674	153,008
Colgate-Palmolive India Ltd.	4,985	158,815
Hindustan Unilever Ltd.	41,721	1,164,424
Macrotech Developers Ltd.	16,514	273,004
Marico Ltd.	28,671	204,424
Nestle India Ltd., NVS	12,759	360,076
		2,313,751
Indonesia — 0.1%
Unilever Indonesia Tbk PT	868,100	166,994

Japan — 13.5%
Central Japan Railway Co.	255,600	5,700,968
Chugai Pharmaceutical Co. Ltd.	15,300	465,514
Daiichi Sankyo Co. Ltd.	46,600	1,644,937
Daiwa House Industry Co. Ltd.	426,900	11,358,375
East Japan Railway Co.	474,200	8,223,361
Eisai Co. Ltd.	16,700	716,922
Japan Real Estate Investment Corp.	92	303,374
Kyowa Kirin Co. Ltd.	17,400	294,206
Nippon Building Fund Inc.	114	425,728
Nippon Prologis REIT Inc.	199	328,479
Nissin Foods Holdings Co. Ltd.	63,200	1,595,206
Nomura Real Estate Master Fund Inc.	346	325,119
Ono Pharmaceutical Co. Ltd.	43,900	635,710
Shionogi & Co. Ltd.	9,900	446,026
Sysmex Corp.	24,100	412,639
Terumo Corp.	47,300	805,707
TOTO Ltd.	78,800	1,977,185
Unicharm Corp.	76,100	2,455,860
		38,115,316

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia — 0.2%
PPB Group Bhd	60,800	$190,654
QL Resources Bhd	207,329	277,654
		468,308
Mexico — 0.8%
Gruma SAB de CV, Class B	67,568	1,311,416
Kimberly-Clark de Mexico SAB de CV, Class A	456,362	957,294
		2,268,710
Netherlands — 0.5%
JDE Peet's NV	62,397	1,372,699

Norway — 1.3%
Mowi ASA	147,021	2,643,815
Salmar ASA	16,090	982,517
		3,626,332
Portugal — 0.2%
EDP Renovaveis SA	40,470	650,369

Saudi Arabia — 0.2%
ACWA Power Co.	1,308	140,594
Almarai Co. JSC	32,940	459,317
		599,911
Singapore — 0.6%
CapitaLand Ascendas REIT	341,500	661,755
CapitaLand Integrated Commercial Trust	711,140	1,035,819
		1,697,574
South Africa — 0.2%
NEPI Rockcastle NV	79,081	546,516

South Korea — 3.9%
LG Energy Solution Ltd.(a)	17,599	4,239,153
Samsung SDI Co. Ltd.	24,727	6,755,774
		10,994,927
Sweden — 2.7%
Essity AB, Class B	252,097	6,476,965
Svenska Cellulosa AB SCA, Class B	60,396	926,775
Swedish Orphan Biovitrum AB(a)	13,529	363,038
		7,766,778
Switzerland — 3.4%
Geberit AG, Registered	2,584	1,589,338
Novartis AG, Registered	76,359	7,903,000
		9,492,338
Taiwan — 2.4%
Taiwan High Speed Rail Corp.	558,000	517,291
Uni-President Enterprises Corp.	2,531,000	6,257,447
		6,774,738
Thailand — 0.1%
BTS Group Holdings PCL, NVDR	1,212,300	158,686

United Kingdom — 5.9%
AstraZeneca PLC	72,412	11,247,839
Berkeley Group Holdings PLC	22,145	1,494,356
Land Securities Group PLC	58,662	492,443
Pearson PLC	286,150	3,479,085
		16,713,723
United States — 18.0%
Alexandria Real Estate Equities Inc.	16,398	1,951,362
Security	Shares	Value

United States (continued)
Alnylam Pharmaceuticals Inc.(a)(c)	3,174	$471,117
Amgen Inc.	19,462	5,952,453
BioMarin Pharmaceutical Inc.(a)	9,927	745,220
Boston Properties Inc.	35,357	2,145,109
Dexcom Inc.(a)	9,118	1,082,945
Digital Realty Trust Inc.	50,384	7,322,810
Edwards Lifesciences Corp.(a)(c)	18,313	1,591,217
Enphase Energy Inc.(a)(c)	18,669	2,387,765
First Solar Inc.(a)	13,495	3,667,401
Hormel Foods Corp.	97,271	3,013,456
Incyte Corp.(a)	17,362	1,003,350
Insulet Corp.(a)	2,923	517,926
Regeneron Pharmaceuticals Inc.(a)	3,284	3,218,845
Sun Communities Inc.	15,406	1,817,754
United Therapeutics Corp.(a)	2,655	730,470
Vertex Pharmaceuticals Inc.(a)	7,347	3,345,383
Weyerhaeuser Co.	207,065	6,218,162
Xylem Inc./New York	27,047	3,814,168
		50,996,913

Total Common Stocks — 97.8%
(Cost: $293,231,265)		276,125,704

Rights

France — 0.3%
Alstom SA, (Expires 06/17/24, Strike Price
EUR 13.00)(a)	900,795	966,069

Total Rights — 0.3%
(Cost: $—)		966,069

Total Long-Term Investments — 98.1%
(Cost: $293,231,265)		277,091,773

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(d)(e)(f)	17,900,514	17,905,885
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	430,000	430,000

Total Short-Term Securities — 6.5%
(Cost: $18,337,211)		18,335,885

Total Investments — 104.6%
(Cost: $311,568,476)		295,427,658

Liabilities in Excess of Other Assets — (4.6)%		(12,969,022)

Net Assets — 100.0%		$282,458,636

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,698,366	$9,209,577	(a)	$—	$(927)	$(1,131)	$17,905,885	17,900,514	$57,111	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	120,000	(a)	—	—	—	430,000	430,000	16,556		—
					$(927)	$(1,131)	$18,335,885		$73,667		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	12	06/21/24	$1,422	$15,132
MSCI Emerging Markets Index	16	06/21/24	845	(5,777)
S&P 500 E-Mini Index	1	06/21/24	265	615
				$9,970

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$67,321,670	$208,804,034	$—	$276,125,704
Rights	966,069	—	—	966,069
Short-Term Securities
Money Market Funds	18,335,885	—	—	18,335,885
	$86,623,624	$208,804,034	$—	$295,427,658
Derivative Financial Instruments(a)
Assets
Equity Contracts	$15,747	$—	$—	$15,747
Liabilities
Equity Contracts	(5,777)	—	—	(5,777)
	$9,970	$—	$—	$9,970

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor's

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